Leases - Schedule of Supplemental Cash Flows Information Related to Leases (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 118,998
Right-of-use assets obtained in exchange for lease obligations Operating leases	$ 361,020
Weighted Average Remaining Lease Term Operating leases	1 year 2 months 1 day
Weighted Average Discount Rate Operating leases	8.00%